SHAREHOLDERS' EQUITY (Schedule of Number of Reserved and Authorized Shares in Equity Incentive Plans) (Details)	Dec. 31, 2025 shares
Stockholders' Equity Note [Abstract]
Share options exercised and outstanding	27,021,199
RSUs vested and outstanding	8,758,799
Ordinary shares available for issuance under the Share Option Plans	132,969
Total reserved and authorized shares as of December 31, 2025	35,912,967